SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 104.5%
Fannie Mae — 71.0%
$2,635,754	5.00%, 12/1/55	$2,644,197
31,400,000	(TBA), 2.50%, 10/25/51	26,559,816
53,500,000	(TBA), 2.00%, 9/25/51	43,266,145
37,998	Pool #258022, 5.50%, 5/1/34	39,491
34,408	Pool #258070, 5.00%, 6/1/34	35,137
36,310	Pool #258157, 5.00%, 8/1/34	37,078
59,731	Pool #258251, 5.50%, 1/1/35	62,090
70,506	Pool #258305, 5.00%, 3/1/35	72,081
42,566	Pool #258394, 5.00%, 5/1/35	43,510
31,673	Pool #258410, 5.00%, 4/1/35	32,374
67,361	Pool #258450, 5.50%, 8/1/35	70,120
108,986	Pool #258627, 5.50%, 2/1/36	113,437
6,467	Pool #258737, 5.50%, 12/1/35	6,735
14,798	Pool #259378, 6.00%, 12/1/31	15,338
9,315	Pool #259393, 6.00%, 1/1/32	9,643
24,727	Pool #259590, 5.50%, 11/1/32	25,574
50,560	Pool #259611, 5.50%, 11/1/32	52,136
19,342	Pool #259671, 5.50%, 2/1/33	20,005
46,569	Pool #259686, 5.50%, 3/1/33	48,057
36,115	Pool #259761, 5.00%, 6/1/33	36,831
48,217	Pool #259777, 5.00%, 7/1/33	49,174
29,896	Pool #259789, 5.00%, 7/1/33	30,489
30,695	Pool #259830, 5.00%, 8/1/33	31,303
19,933	Pool #259848, 5.00%, 9/1/33	20,328
44,075	Pool #259867, 5.50%, 10/1/33	45,511
22,075	Pool #259869, 5.50%, 10/1/33	22,794
21,265	Pool #259998, 5.00%, 3/1/34	21,715
234,887	Pool #470828, 3.53%, 3/1/32	227,460
16,977	Pool #579402, 6.50%, 4/1/31	17,849
14,778	Pool #583728, 6.50%, 6/1/31	15,537
4,809	Pool #590931, 6.50%, 7/1/31	5,057
22,084	Pool #607611, 6.50%, 11/1/31	23,218
22,113	Pool #644437, 6.50%, 6/1/32	23,329
414,705	Pool #663159, 5.00%, 7/1/32	422,540
21,301	Pool #670278, 5.50%, 11/1/32	22,031
30,362	Pool #677591, 5.50%, 12/1/32	31,309
122,271	Pool #695961, 5.50%, 1/1/33	126,032
78,170	Pool #696407, 5.50%, 4/1/33	80,718
210,518	Pool #702478, 5.50%, 6/1/33	217,226
65,988	Pool #702479, 5.00%, 6/1/33	67,303
21,927	Pool #723066, 5.00%, 4/1/33	22,361
94,941	Pool #723067, 5.50%, 5/1/33	97,966
89,177	Pool #723070, 4.50%, 5/1/33	89,859
109,273	Pool #727311, 4.50%, 9/1/33	110,104
79,865	Pool #727312, 5.00%, 9/1/33	81,452

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$40,883	Pool #727315, 6.00%, 10/1/33	$42,743
23,716	Pool #738589, 5.00%, 9/1/33	24,186
29,311	Pool #739269, 5.00%, 9/1/33	29,893
38,803	Pool #748041, 4.50%, 10/1/33	39,102
54,384	Pool #749891, 5.00%, 9/1/33	55,461
23,443	Pool #753533, 5.00%, 11/1/33	23,908
25,543	Pool #755679, 6.00%, 1/1/34	26,703
238,333	Pool #777621, 5.00%, 2/1/34	243,065
53,318	Pool #781741, 6.00%, 9/1/34	55,973
27,729	Pool #781959, 5.50%, 6/1/34	28,818
11,409	Pool #783893, 5.50%, 12/1/34	11,858
47,942	Pool #783929, 5.50%, 10/1/34	49,831
38,710	Pool #799548, 6.00%, 9/1/34	40,649
438,593	Pool #806754, 4.50%, 9/1/34	442,046
179,472	Pool #806757, 6.00%, 9/1/34	188,441
193,308	Pool #806761, 5.50%, 9/1/34	200,936
75,372	Pool #808205, 5.00%, 1/1/35	76,964
129,005	Pool #815009, 5.00%, 4/1/35	131,891
34,433	Pool #820336, 5.00%, 9/1/35	35,196
68,871	Pool #822008, 5.00%, 5/1/35	70,409
104,610	Pool #829276, 5.00%, 8/1/35	106,951
57,395	Pool #829649, 5.50%, 3/1/35	59,656
18,537	Pool #845245, 5.50%, 11/1/35	19,293
11,191	Pool #866969, 6.00%, 2/1/36	11,814
56,932	Pool #884693, 5.50%, 4/1/36	59,313
132,436	Pool #885724, 5.50%, 6/1/36	137,963
51,743	Pool #919368, 5.50%, 4/1/37	53,903
206,634	Pool #922582, 6.00%, 12/1/36	218,980
76,146	Pool #934941, 5.00%, 8/1/39	77,899
230,888	Pool #934942, 5.00%, 9/1/39	236,193
152,583	Pool #948600, 6.00%, 8/1/37	162,209
53,946	Pool #952678, 6.50%, 8/1/37	58,031
71,753	Pool #986239, 6.00%, 7/1/38	76,315
95,377	Pool #986957, 5.50%, 7/1/38	99,750
126,841	Pool #990617, 5.50%, 9/1/38	132,663
117,406	Pool #AA0645, 4.50%, 3/1/39	117,892
98,737	Pool #AA3207, 4.50%, 3/1/39	99,146
82,645	Pool #AA7042, 4.50%, 6/1/39	82,987
127,980	Pool #AA7658, 4.00%, 6/1/39	125,509
532,804	Pool #AB7798, 3.00%, 1/1/43	492,882
733,056	Pool #AB9204, 3.00%, 4/1/43	674,024
52,174	Pool #AC1463, 5.00%, 8/1/39	53,375
201,481	Pool #AC2109, 4.50%, 7/1/39	202,315
207,413	Pool #AC4395, 5.00%, 9/1/39	212,187
77,800	Pool #AC5329, 5.00%, 10/1/39	79,591
146,891	Pool #AC6305, 5.00%, 11/1/39	150,266
111,950	Pool #AC6307, 5.00%, 12/1/39	114,523
174,075	Pool #AC6790, 5.00%, 12/1/39	178,075

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$249,027	Pool #AC7199, 5.00%, 12/1/39	$254,737
233,480	Pool #AD1470, 5.00%, 2/1/40	238,906
276,368	Pool #AD1586, 5.00%, 1/1/40	282,736
176,073	Pool #AD1638, 4.50%, 2/1/40	177,078
112,106	Pool #AD1640, 4.50%, 3/1/40	112,746
130,804	Pool #AD1988, 4.50%, 2/1/40	131,348
143,031	Pool #AD2896, 5.00%, 3/1/40	147,091
2,865	Pool #AD4456, 4.50%, 4/1/40	2,883
280,879	Pool #AD4458, 4.50%, 4/1/40	282,619
153,070	Pool #AD4940, 4.50%, 6/1/40	153,977
49,704	Pool #AD4946, 4.50%, 6/1/40	49,999
96,409	Pool #AD5728, 5.00%, 4/1/40	99,146
42,826	Pool #AD7242, 4.50%, 7/1/40	43,102
73,374	Pool #AD7256, 4.50%, 7/1/40	73,829
113,877	Pool #AD7271, 4.50%, 7/1/40	114,528
212,581	Pool #AD7272, 4.50%, 7/1/40	213,898
71,612	Pool #AD8960, 5.00%, 6/1/40	73,890
266,252	Pool #AD9614, 4.50%, 8/1/40	267,772
576,002	Pool #AE2012, 4.00%, 9/1/40	564,831
95,120	Pool #AE2023, 4.00%, 9/1/40	93,276
149,166	Pool #AE5432, 4.00%, 10/1/40	146,280
268,113	Pool #AE5435, 4.50%, 9/1/40	269,645
80,587	Pool #AE5806, 4.50%, 9/1/40	81,107
236,855	Pool #AE5861, 4.00%, 10/1/40	232,261
105,829	Pool #AE5862, 4.00%, 10/1/40	103,775
218,376	Pool #AE6850, 4.00%, 10/1/40	214,141
123,728	Pool #AE7699, 4.00%, 11/1/40	121,328
334,638	Pool #AE7703, 4.00%, 10/1/40	328,147
102,258	Pool #AH0300, 4.00%, 11/1/40	100,273
88,498	Pool #AH0301, 3.50%, 11/1/40	84,951
95,090	Pool #AH0306, 4.00%, 12/1/40	93,247
297,998	Pool #AH0508, 4.00%, 11/1/40	292,218
385,838	Pool #AH0537, 4.00%, 12/1/40	378,351
443,122	Pool #AH0914, 4.50%, 11/1/40	445,652
216,683	Pool #AH0917, 4.00%, 12/1/40	212,481
174,934	Pool #AH1077, 4.00%, 1/1/41	171,542
158,126	Pool #AH2973, 4.00%, 12/1/40	155,061
187,891	Pool #AH2980, 4.00%, 1/1/41	184,245
446,921	Pool #AH5656, 4.00%, 1/1/41	438,249
246,600	Pool #AH5658, 4.00%, 2/1/41	241,817
167,379	Pool #AH5662, 4.00%, 2/1/41	164,135
2,850	Pool #AH5882, 4.00%, 2/1/26	2,841
132,051	Pool #AH6764, 4.00%, 3/1/41	129,490
375,546	Pool #AH6768, 4.00%, 3/1/41	367,903
255,844	Pool #AH7281, 4.00%, 3/1/41	250,638
92,788	Pool #AH7526, 4.50%, 3/1/41	93,412
200,480	Pool #AH7537, 4.00%, 3/1/41	196,400

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$118,698	Pool #AH8878, 4.50%, 4/1/41	$119,417
59,115	Pool #AH8885, 4.50%, 4/1/41	59,593
264	Pool #AH9050, 3.50%, 2/1/26	264
293,665	Pool #AI0114, 4.00%, 3/1/41	287,689
205,497	Pool #AI1846, 4.50%, 5/1/41	206,603
328,485	Pool #AI1848, 4.50%, 5/1/41	330,254
243,190	Pool #AI1849, 4.50%, 5/1/41	244,990
146,782	Pool #AJ0651, 4.00%, 8/1/41	143,797
482,548	Pool #AJ9133, 4.00%, 1/1/42	472,727
153,556	Pool #AK6715, 3.50%, 3/1/42	146,788
294,804	Pool #AK6716, 3.50%, 3/1/42	280,870
143,228	Pool #AK6718, 3.50%, 2/1/42	136,911
200,361	Pool #AM6907, 3.68%, 10/1/32	193,811
350,000	Pool #AN0360, 3.95%, 12/1/45	299,149
827,641	Pool #AN2746, 2.30%, 9/1/26	817,961
748,759	Pool #AN5053, 3.34%, 4/1/27	743,858
184,890	Pool #AN6580, 3.36%, 9/1/29	181,117
844,438	Pool #AN7154, 3.21%, 10/1/32	797,286
1,932,766	Pool #AN8055, 3.05%, 1/1/30	1,864,811
1,463,037	Pool #AN8121, 3.16%, 1/1/35	1,322,422
477,725	Pool #AN8915, 3.48%, 4/1/30	467,106
155,616	Pool #AO2923, 3.50%, 5/1/42	148,913
497,613	Pool #AO8029, 3.50%, 7/1/42	475,682
110,546	Pool #AP7483, 3.50%, 9/1/42	105,742
47,876	Pool #AQ6710, 2.50%, 10/1/27	47,270
500,546	Pool #AQ7193, 3.50%, 7/1/43	476,357
73,339	Pool #AR6928, 3.00%, 3/1/43	67,559
699,961	Pool #AS3494, 4.00%, 10/1/44	678,813
167,567	Pool #AS3929, 4.00%, 12/1/44	163,197
201,880	Pool #AS4070, 4.00%, 12/1/44	194,809
132,283	Pool #AS4390, 3.50%, 2/1/45	126,103
152,722	Pool #AS4732, 3.50%, 4/1/45	144,847
438,661	Pool #AS4905, 3.50%, 4/1/45	415,770
671,968	Pool #AS5341, 3.50%, 7/1/45	633,947
226,398	Pool #AS5576, 4.00%, 8/1/45	219,674
284,003	Pool #AS5919, 3.50%, 9/1/45	269,713
195,158	Pool #AS6303, 4.00%, 11/1/45	189,363
386,961	Pool #AS6778, 3.50%, 3/1/46	365,095
239,119	Pool #AS6958, 3.50%, 4/1/46	225,837
668,905	Pool #AS7138, 3.50%, 5/1/46	630,721
346,844	Pool #AS7139, 3.50%, 5/1/46	327,045
630,243	Pool #AS7334, 3.00%, 6/1/46	574,901
516,188	Pool #AS7335, 3.00%, 5/1/46	468,628
294,743	Pool #AS7336, 3.00%, 6/1/46	262,784
1,125,302	Pool #AS7504, 3.00%, 7/1/46	1,021,621
408,383	Pool #AS7516, 3.00%, 7/1/46	370,756
267,854	Pool #AS7517, 3.00%, 6/1/46	244,728
110,360	Pool #AS7518, 3.00%, 7/1/46	100,911

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$136,923	Pool #AS7674, 3.00%, 8/1/46	$124,307
882,714	Pool #AS7676, 3.00%, 8/1/46	801,384
214,416	Pool #AS8289, 3.00%, 10/1/46	194,660
473,594	Pool #AS8633, 3.50%, 1/1/47	446,559
278,443	Pool #AS8776, 3.50%, 2/1/47	262,548
308,916	Pool #AS9381, 4.00%, 4/1/47	298,435
146,951	Pool #AS9549, 4.00%, 5/1/47	142,130
181,985	Pool #AS9550, 4.00%, 5/1/47	175,778
174,386	Pool #AS9825, 4.00%, 6/1/47	168,470
381,155	Pool #AT2688, 3.00%, 5/1/43	350,606
106,467	Pool #AT3963, 2.50%, 3/1/28	105,052
36,111	Pool #AT7873, 2.50%, 6/1/28	35,637
324,563	Pool #AU2165, 3.50%, 7/1/43	308,879
292,974	Pool #AU2188, 3.50%, 8/1/43	278,817
225,027	Pool #AU7003, 4.00%, 11/1/43	220,106
157,407	Pool #AU7005, 4.00%, 11/1/43	153,913
47,480	Pool #AV0679, 4.00%, 12/1/43	46,458
229,229	Pool #AV9282, 4.00%, 2/1/44	223,372
118,734	Pool #AW1565, 4.00%, 4/1/44	115,749
498,396	Pool #AW5046, 4.00%, 7/1/44	485,662
71,841	Pool #AW5047, 4.00%, 7/1/44	70,135
93,534	Pool #AW7040, 4.00%, 6/1/44	91,228
601,865	Pool #AX2884, 3.50%, 11/1/44	567,123
414,092	Pool #AX4860, 3.50%, 12/1/44	394,541
503,157	Pool #AY1389, 3.50%, 4/1/45	474,687
63,085	Pool #AY3435, 3.50%, 5/1/45	60,031
317,043	Pool #AY5571, 3.50%, 6/1/45	299,104
235,920	Pool #BC0802, 3.50%, 4/1/46	222,589
179,357	Pool #BC0804, 3.50%, 4/1/46	169,119
204,561	Pool #BC1135, 3.00%, 6/1/46	187,046
627,080	Pool #BD5021, 3.50%, 2/1/47	591,426
853,442	Pool #BD7140, 4.00%, 4/1/47	824,313
776,383	Pool #BE4232, 3.00%, 12/1/46	704,850
160,665	Pool #BE9743, 3.50%, 4/1/47	151,286
441,703	Pool #BH2665, 3.50%, 9/1/47	414,636
241,697	Pool #BJ0657, 4.00%, 2/1/48	232,762
209,049	Pool #BJ2670, 4.00%, 4/1/48	201,332
694,078	Pool #BJ5158, 4.00%, 4/1/48	668,455
396,047	Pool #BK7924, 4.00%, 11/1/48	382,835
883,619	Pool #BL4589, 2.45%, 10/1/29	838,740
430,644	Pool #BL5454, 2.77%, 1/1/35	383,647
94,821	Pool #BO1263, 3.50%, 6/1/49	89,012
409,791	Pool #BO3599, 3.00%, 9/1/49	367,693
529,210	Pool #BO5263, 3.00%, 9/1/49	474,843
2,090,467	Pool #BO6771, 2.50%, 5/1/51	1,783,847
361,931	Pool #BP3417, 2.50%, 5/1/51	308,733
520,282	Pool #BP8731, 2.50%, 6/1/50	448,858

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$628,052	Pool #BP8741, 2.50%, 6/1/50	$537,882
1,323,585	Pool #BQ4469, 2.00%, 2/1/51	1,080,498
451,144	Pool #BQ4493, 1.50%, 2/1/51	349,603
895,571	Pool #BQ7523, 2.00%, 11/1/50	732,030
640,357	Pool #BQ7524, 2.50%, 10/1/50	551,655
3,793,943	Pool #BR0940, 2.00%, 4/1/51	3,097,552
762,529	Pool #BR1037, 2.50%, 5/1/51	650,685
1,805,131	Pool #BR1113, 2.00%, 11/1/50	1,474,864
725,716	Pool #BR1114, 1.50%, 11/1/50	562,432
261,378	Pool #BR1115, 2.50%, 12/1/50	223,447
1,037,231	Pool #BR2051, 2.50%, 6/1/51	884,773
2,150,269	Pool #BR2234, 2.50%, 8/1/51	1,832,876
850,780	Pool #BR3565, 2.00%, 1/1/51	694,824
618,245	Pool #BR3566, 2.50%, 12/1/50	532,222
978,577	Pool #BS0345, 1.61%, 1/1/36	782,326
2,669,273	Pool #BS0391, 1.63%, 1/1/33	2,266,831
500,000	Pool #BS0915, 1.62%, 3/1/31	435,831
1,000,000	Pool #BS1281, 1.59%, 3/1/31	878,378
179,926	Pool #BS1326, 1.19%, 3/1/26	178,742
1,794,141	Pool #BS1482, 1.61%, 3/1/31	1,595,189
690,600	Pool #BS1524, 2.01%, 3/1/33	598,055
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,350,568
203,230	Pool #BS1828, 1.58%, 5/1/28	193,077
932,498	Pool #BS4422, 2.59%, 3/1/32	854,288
230,843	Pool #BS5840, 3.78%, 7/1/32	221,763
669,000	Pool #BS6083, 4.38%, 7/1/32	663,155
400,000	Pool #BS6178, 3.41%, 7/1/29	391,120
991,791	Pool #BS8302, 4.61%, 4/1/28	1,004,397
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,767,053
521,969	Pool #BS8518, 4.30%, 5/1/28	526,107
600,000	Pool #BS9972, 5.76%, 11/1/28	624,280
1,675,640	Pool #BT6821, 2.50%, 10/1/51	1,427,266
1,163,102	Pool #BT8237, 4.00%, 6/1/52	1,109,417
227,793	Pool #BT8243, 4.00%, 6/1/52	217,244
1,036,034	Pool #BU1334, 2.50%, 2/1/52	881,182
1,710,213	Pool #BU1337, 3.00%, 2/1/52	1,521,774
183,876	Pool #BV4205, 3.00%, 2/1/52	163,353
2,132,140	Pool #BV8876, 3.50%, 4/1/52	1,975,942
4,203,000	Pool #BZ2936, 4.58%, 1/1/30	4,276,766
8,139,000	Pool #BZ5369, 4.41%, 10/1/35	8,015,033
527,814	Pool #CA0114, 3.50%, 8/1/47	495,470
527,208	Pool #CA0334, 3.50%, 9/1/47	495,772
148,637	Pool #CA0536, 3.50%, 10/1/47	139,774
222,425	Pool #CA0743, 3.50%, 11/1/47	209,440
605,479	Pool #CA0825, 3.50%, 12/1/47	568,376
589,448	Pool #CA0981, 3.50%, 12/1/47	553,328
174,976	Pool #CA1070, 3.50%, 1/1/48	164,543
446,727	Pool #CA1115, 3.50%, 1/1/48	419,352

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$695,736	Pool #CA1130, 3.50%, 1/1/48	$653,102
171,744	Pool #CA1131, 3.50%, 2/1/48	161,503
268,357	Pool #CA1132, 3.50%, 1/1/48	251,913
192,808	Pool #CA1144, 3.50%, 2/1/48	180,993
72,365	Pool #CA1152, 3.50%, 2/1/48	67,930
369,930	Pool #CA1160, 3.50%, 2/1/48	348,333
395,236	Pool #CA1161, 3.50%, 2/1/48	370,505
256,881	Pool #CA1338, 4.00%, 3/1/48	247,384
512,391	Pool #CA1339, 3.50%, 3/1/48	480,329
163,047	Pool #CA1418, 4.00%, 3/1/48	157,019
173,747	Pool #CA1468, 4.00%, 3/1/48	167,551
443,470	Pool #CA1469, 4.00%, 3/1/48	427,075
156,178	Pool #CA1471, 4.00%, 3/1/48	150,968
682,653	Pool #CA1507, 4.00%, 4/1/48	657,452
370,365	Pool #CA1610, 3.50%, 3/1/48	347,191
375,185	Pool #CA1611, 4.00%, 4/1/48	361,334
379,596	Pool #CA1612, 3.50%, 4/1/48	355,827
204,155	Pool #CA1613, 4.00%, 4/1/48	196,618
178,708	Pool #CA2381, 4.00%, 9/1/48	172,335
200,156	Pool #CA2440, 4.00%, 9/1/48	192,756
160,010	Pool #CA2441, 4.00%, 10/1/48	154,672
153,171	Pool #CA2442, 4.00%, 10/1/48	148,061
190,663	Pool #CA2443, 4.00%, 10/1/48	183,863
180,750	Pool #CA2468, 4.00%, 10/1/48	174,304
429,758	Pool #CA2594, 4.00%, 11/1/48	415,915
291,074	Pool #CA3042, 4.00%, 1/1/49	280,328
331,214	Pool #CA3043, 4.00%, 2/1/49	319,403
159,502	Pool #CA3045, 4.50%, 1/1/49	158,314
25,949	Pool #CA3132, 4.00%, 2/1/49	25,044
148,304	Pool #CA3557, 3.50%, 5/1/49	138,993
333,553	Pool #CA3628, 3.50%, 6/1/49	311,614
183,877	Pool #CA3793, 3.50%, 6/1/49	172,187
125,581	Pool #CA3936, 3.50%, 7/1/49	117,597
390,915	Pool #CA4043, 3.00%, 8/1/49	350,756
460,408	Pool #CA4320, 3.00%, 9/1/49	413,110
641,899	Pool #CA5309, 3.00%, 3/1/50	574,969
505,348	Pool #CA5312, 3.00%, 3/1/50	452,656
1,062,451	Pool #CA6151, 2.50%, 6/1/50	910,244
268,095	Pool #CA6251, 3.00%, 6/1/50	240,690
992,066	Pool #CA6263, 2.50%, 7/1/50	849,634
2,130,742	Pool #CA6967, 2.00%, 9/1/50	1,743,134
1,281,383	Pool #CA6968, 2.00%, 9/1/50	1,047,836
998,092	Pool #CA6969, 2.00%, 9/1/50	816,527
1,203,701	Pool #CA6971, 2.50%, 9/1/50	1,029,765
997,085	Pool #CA6972, 2.50%, 8/1/50	853,315
935,144	Pool #CA6973, 2.50%, 9/1/50	800,305
858,373	Pool #CA7258, 2.50%, 9/1/50	734,337

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,100,552	Pool #CA7259, 2.50%, 9/1/50	$941,521
1,339,400	Pool #CA7317, 2.00%, 10/1/50	1,094,811
1,682,505	Pool #CA7549, 2.00%, 10/1/50	1,375,261
1,332,570	Pool #CA7917, 2.00%, 11/1/50	1,099,956
652,093	Pool #CA8069, 1.50%, 12/1/50	505,349
987,946	Pool #CA8070, 2.00%, 12/1/50	807,191
3,451,429	Pool #CA8077, 2.00%, 12/1/50	2,819,955
598,418	Pool #CA8425, 1.50%, 12/1/50	466,010
974,540	Pool #CA8432, 2.00%, 12/1/50	795,898
1,258,928	Pool #CA8685, 1.50%, 1/1/51	975,624
3,885,708	Pool #CA9048, 2.00%, 2/1/51	3,172,065
266,705	Pool #CB0245, 2.50%, 4/1/51	227,586
686,993	Pool #CB0437, 2.50%, 5/1/51	586,228
562,845	Pool #CB0480, 2.50%, 5/1/51	480,115
86,890	Pool #CB0576, 2.50%, 5/1/51	74,604
231,717	Pool #CB0582, 2.50%, 5/1/51	197,658
1,572,341	Pool #CB0688, 2.50%, 6/1/51	1,341,229
403,448	Pool #CB0689, 2.50%, 6/1/51	344,147
818,166	Pool #CB0972, 2.50%, 6/1/51	697,654
450,092	Pool #CB1003, 2.50%, 7/1/51	383,795
252,789	Pool #CB1010, 2.50%, 7/1/51	215,554
1,126,845	Pool #CB1060, 2.00%, 7/1/51	918,435
930,134	Pool #CB1515, 2.50%, 8/1/51	792,552
1,147,180	Pool #CB1809, 2.50%, 10/1/51	977,137
745,533	Pool #CB1956, 2.50%, 10/1/51	639,575
756,998	Pool #CB2029, 2.50%, 11/1/51	644,556
1,469,424	Pool #CB2205, 2.50%, 11/1/51	1,250,705
669,446	Pool #CB2268, 2.50%, 12/1/51	569,801
453,787	Pool #CB2467, 2.50%, 12/1/51	386,102
1,588,023	Pool #CB2515, 2.50%, 12/1/51	1,351,158
2,531,501	Pool #CB2761, 3.00%, 2/1/52	2,252,569
5,113,159	Pool #CB2797, 3.00%, 2/1/52	4,549,768
4,651,718	Pool #CB2938, 3.00%, 2/1/52	4,132,516
1,113,506	Pool #CB3052, 3.00%, 2/1/52	989,222
1,666,419	Pool #CB3281, 3.50%, 4/1/52	1,544,294
747,415	Pool #CB3489, 2.50%, 4/1/52	635,673
616,101	Pool #CB3490, 3.00%, 4/1/52	547,191
6,693,851	Pool #CB3797, 4.00%, 6/1/52	6,384,885
4,451,086	Pool #CB4056, 4.50%, 7/1/52	4,368,572
2,807,767	Pool #CB4208, 4.50%, 7/1/52	2,755,717
2,163,535	Pool #CB4272, 4.50%, 7/1/52	2,123,092
8,210,716	Pool #CB4314, 4.50%, 8/1/52	8,057,236
10,652,412	Pool #CB4463, 4.50%, 8/1/52	10,451,639
313,129	Pool #CB4473, 4.50%, 8/1/52	308,375
4,444,537	Pool #CB4539, 4.50%, 9/1/52	4,360,768
4,187,285	Pool #CB4595, 4.00%, 9/1/52	3,992,066
4,947,880	Pool #CB4767, 5.00%, 9/1/52	4,986,139
2,484,261	Pool #CB4966, 5.50%, 10/1/52	2,546,138

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,567,050	Pool #CB4967, 5.50%, 10/1/52	$1,606,146
8,525,458	Pool #CB5037, 5.50%, 11/1/52	8,740,978
3,502,384	Pool #CB5048, 6.00%, 11/1/52	3,615,152
4,589,441	Pool #CB5166, 6.00%, 11/1/52	4,740,867
2,349,984	Pool #CB5199, 6.00%, 11/1/52	2,423,794
1,961,054	Pool #CB5202, 6.50%, 11/1/52	2,047,904
315,106	Pool #CB5220, 6.50%, 12/1/52	328,894
2,665,033	Pool #CB5343, 6.00%, 12/1/52	2,750,840
256,428	Pool #CB5344, 6.50%, 12/1/52	270,787
1,320,331	Pool #CB5385, 6.00%, 12/1/52	1,362,842
1,951,138	Pool #CB5549, 6.00%, 1/1/53	2,014,105
800,577	Pool #CB5586, 6.00%, 1/1/53	825,722
4,209,501	Pool #CB5728, 5.50%, 2/1/53	4,307,626
1,394,580	Pool #CB5732, 5.50%, 2/1/53	1,427,088
4,024,216	Pool #CB5797, 5.50%, 3/1/53	4,114,081
1,858,743	Pool #CB5804, 6.00%, 2/1/53	1,919,955
2,401,419	Pool #CB5946, 5.50%, 3/1/53	2,455,045
2,093,108	Pool #CB5980, 5.50%, 3/1/53	2,139,573
176,311	Pool #CB6005, 5.50%, 4/1/53	180,389
1,740,004	Pool #CB6126, 5.00%, 4/1/53	1,752,348
432,027	Pool #CB6138, 5.00%, 4/1/53	434,992
487,140	Pool #CB6208, 5.50%, 5/1/53	497,890
386,896	Pool #CB6368, 5.00%, 5/1/53	389,461
1,101,906	Pool #CB6400, 5.00%, 5/1/53	1,107,970
1,271,699	Pool #CB6564, 5.50%, 6/1/53	1,299,427
295,093	Pool #CB6607, 5.50%, 7/1/53	300,967
327,067	Pool #CB6783, 5.00%, 7/1/53	328,801
217,374	Pool #CB6826, 5.50%, 7/1/53	222,570
1,677,458	Pool #CB6953, 5.50%, 8/1/53	1,713,591
1,847,263	Pool #CB6955, 6.00%, 8/1/53	1,908,097
2,159,143	Pool #CB7160, 6.50%, 9/1/53	2,256,717
234,560	Pool #CB7202, 6.50%, 10/1/53	245,160
3,269,757	Pool #CB7222, 5.50%, 10/1/53	3,342,503
1,005,322	Pool #CB7223, 6.00%, 10/1/53	1,039,625
525,936	Pool #CB7362, 6.00%, 10/1/53	545,424
2,441,098	Pool #CB7376, 6.00%, 10/1/53	2,521,488
2,145,199	Pool #CB7454, 6.00%, 11/1/53	2,205,695
455,554	Pool #CB7455, 6.50%, 11/1/53	478,312
209,246	Pool #CB7467, 6.50%, 11/1/53	219,700
409,251	Pool #CB7548, 6.50%, 11/1/53	427,338
1,980,118	Pool #CB7585, 6.50%, 11/1/53	2,069,601
839,708	Pool #CB7586, 7.00%, 12/1/53	883,971
1,084,570	Pool #CB7625, 6.50%, 12/1/53	1,138,752
1,707,388	Pool #CB7683, 6.00%, 12/1/53	1,755,409
1,503,571	Pool #CB7704, 6.50%, 12/1/53	1,561,696
1,128,423	Pool #CB7728, 7.00%, 12/1/53	1,187,904
288,274	Pool #CB7733, 6.50%, 12/1/53	299,419

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,039,952	Pool #CB7918, 6.00%, 1/1/54	$1,074,127
441,748	Pool #CB7919, 6.50%, 1/1/54	462,818
1,501,988	Pool #CB8093, 5.50%, 3/1/54	1,524,820
1,504,154	Pool #CB8094, 6.00%, 2/1/54	1,560,617
1,671,888	Pool #CB8108, 5.50%, 3/1/54	1,697,302
1,866,297	Pool #CB8261, 5.50%, 3/1/54	1,904,593
1,047,323	Pool #CB8284, 5.50%, 4/1/54	1,066,717
1,226,392	Pool #CB8285, 6.00%, 4/1/54	1,277,340
707,011	Pool #CB8445, 6.50%, 5/1/54	742,810
946,085	Pool #CB8463, 6.00%, 5/1/54	983,015
744,200	Pool #CB8585, 5.00%, 5/1/54	742,699
1,099,849	Pool #CB8587, 6.00%, 5/1/54	1,142,781
815,030	Pool #CB8618, 6.00%, 5/1/54	846,844
634,014	Pool #CB8795, 6.00%, 6/1/54	656,404
2,627,813	Pool #CB8936, 5.50%, 7/1/54	2,683,418
4,175,484	Pool #CB9076, 5.50%, 8/1/54	4,263,974
565,957	Pool #CB9265, 5.00%, 9/1/54	567,500
2,173,988	Pool #CB9267, 5.50%, 9/1/54	2,219,895
2,286,747	Pool #CB9420, 5.00%, 10/1/54	2,291,529
2,220,085	Pool #CB9600, 5.50%, 11/1/54	2,267,068
1,717,995	Pool #CB9603, 6.00%, 11/1/54	1,775,177
480,167	Pool #CB9718, 5.00%, 12/1/54	482,086
544,318	Pool #CB9720, 5.50%, 12/1/54	555,165
5,214,920	Pool #CB9865, 5.50%, 1/1/55	5,323,443
3,133,118	Pool #CB9913, 5.50%, 1/1/55	3,198,319
2,673,535	Pool #CB9914, 6.00%, 2/1/55	2,763,033
1,431,799	Pool #CC0018, 6.00%, 2/1/55	1,477,853
2,155,087	Pool #CC0063, 5.50%, 2/1/55	2,200,088
1,969,915	Pool #CC0073, 6.00%, 3/1/55	2,037,347
2,776,549	Pool #CC0166, 6.00%, 3/1/55	2,866,946
2,266,880	Pool #CC0355, 5.50%, 4/1/55	2,312,113
3,094,416	Pool #CC0356, 6.00%, 4/1/55	3,192,122
2,995,810	Pool #CC0451, 5.50%, 5/1/55	3,055,382
2,343,105	Pool #CC0495, 5.50%, 5/1/55	2,391,864
2,467,544	Pool #CC0496, 6.00%, 5/1/55	2,554,960
2,610,916	Pool #CC0518, 6.00%, 6/1/55	2,700,054
1,707,343	Pool #CC0625, 6.00%, 6/1/55	1,763,428
2,504,241	Pool #CC0648, 6.00%, 7/1/55	2,593,634
2,601,009	Pool #CC0756, 5.50%, 7/1/55	2,652,730
1,232,959	Pool #CC0799, 5.50%, 8/1/55	1,258,616
1,216,892	Pool #CC0800, 6.00%, 7/1/55	1,262,539
2,078,941	Pool #CC0934, 5.50%, 8/1/55	2,122,203
2,552,993	Pool #CC0962, 6.00%, 8/1/55	2,641,718
1,685,697	Pool #CC1126, 5.50%, 9/1/55	1,719,218
356,717	Pool #CC1127, 6.00%, 9/1/55	369,210
9,346,761	Pool #CC1130, 6.00%, 9/1/55	9,674,104
2,624,517	Pool #CC1342, 5.50%, 10/1/55	2,699,765
2,075,032	Pool #CC1344, 6.00%, 10/1/55	2,161,566

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$3,743,376	Pool #CC1345, 6.50%, 10/1/55	$3,964,004
3,426,837	Pool #CC1387, 5.00%, 11/1/55	3,464,444
4,490,523	Pool #CC1572, 5.50%, 11/1/55	4,583,968
3,587,213	Pool #CC1573, 6.00%, 11/1/55	3,714,773
3,252,488	Pool #CC1763, 5.00%, 12/1/55	3,289,977
2,017,121	Pool #CC1783, 5.00%, 12/1/55	2,040,287
2,819,872	Pool #CC1784, 5.50%, 12/1/55	2,903,134
66,760	Pool #MC0014, 5.50%, 12/1/38	69,814
55,800	Pool #MC0016, 5.50%, 11/1/38	58,352
69,749	Pool #MC0127, 4.50%, 7/1/39	70,038
209,403	Pool #MC0154, 4.50%, 8/1/39	210,273
70,335	Pool #MC0160, 4.50%, 8/1/39	70,626
116,769	Pool #MC0177, 4.50%, 9/1/39	117,253
97,056	Pool #MC0270, 4.50%, 3/1/40	97,631
122,962	Pool #MC0584, 4.00%, 1/1/42	120,460
		489,908,745
Freddie Mac — 27.3%
183,481	Pool #Q63813, 3.50%, 4/1/49	172,152
1,004,439	Pool #QB5731, 2.00%, 11/1/50	821,017
1,362,809	Pool #QB6982, 2.00%, 11/1/50	1,113,469
344,504	Pool #QB6992, 1.50%, 12/1/50	266,991
803,607	Pool #QC4676, 2.50%, 7/1/51	685,239
728,714	Pool #QC6090, 2.50%, 8/1/51	625,229
968,407	Pool #QC6643, 2.50%, 8/1/51	825,164
956,359	Pool #QC9175, 2.50%, 10/1/51	819,952
1,434,926	Pool #QD0152, 2.50%, 10/1/51	1,221,788
785,252	Pool #QD7419, 3.00%, 2/1/52	697,606
319,667	Pool #QE0994, 3.50%, 4/1/52	296,265
3,063,955	Pool #QE2342, 4.00%, 5/1/52	2,923,008
3,857,936	Pool #QE7866, 4.00%, 8/1/52	3,678,670
1,127,381	Pool #QE9025, 4.00%, 8/1/52	1,074,995
463,577	Pool #QE9026, 5.00%, 8/1/52	465,771
853,770	Pool #QE9027, 4.50%, 8/1/52	837,810
1,348,598	Pool #QF0539, 4.00%, 9/1/52	1,285,724
210,827	Pool #QG5944, 5.00%, 6/1/53	212,676
229,469	Pool #RA1234, 3.50%, 8/1/49	214,397
234,266	Pool #RA1382, 3.00%, 9/1/49	210,199
1,258,924	Pool #RA1383, 3.00%, 9/1/49	1,129,593
239,324	Pool #RA1470, 3.00%, 10/1/49	214,738
254,852	Pool #RA1713, 3.00%, 11/1/49	228,671
443,951	Pool #RA1714, 3.00%, 11/1/49	398,343
589,961	Pool #RA1716, 3.00%, 11/1/49	529,353
438,544	Pool #RA1724, 2.50%, 10/1/49	375,691
351,943	Pool #RA1979, 3.00%, 12/1/49	315,769
623,784	Pool #RA1987, 3.00%, 12/1/49	559,702
1,238,631	Pool #RA1988, 3.00%, 1/1/50	1,111,385
694,514	Pool #RA2162, 3.00%, 2/1/50	622,312

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$454,616	Pool #RA2255, 3.00%, 3/1/50	$407,354
985,781	Pool #RA2256, 3.00%, 3/1/50	883,299
673,094	Pool #RA2340, 3.00%, 3/1/50	602,911
1,065,449	Pool #RA3207, 2.50%, 7/1/50	912,152
2,310,458	Pool #RA3208, 2.50%, 7/1/50	1,978,028
770,524	Pool #RA3339, 2.00%, 8/1/50	630,356
1,144,070	Pool #RA3552, 2.00%, 9/1/50	935,949
2,391,647	Pool #RA3679, 2.00%, 9/1/50	1,955,741
1,317,006	Pool #RA3680, 2.50%, 9/1/50	1,127,106
419,581	Pool #RA3733, 2.00%, 10/1/50	343,107
388,222	Pool #RA3747, 2.00%, 9/1/50	317,599
2,340,041	Pool #RA3803, 1.50%, 12/1/50	1,813,447
365,157	Pool #RA3861, 1.50%, 10/1/50	283,012
1,349,116	Pool #RA3862, 2.00%, 10/1/50	1,103,224
1,307,862	Pool #RA3917, 1.50%, 10/1/50	1,013,647
2,826,242	Pool #RA3918, 2.00%, 10/1/50	2,310,140
563,763	Pool #RA3928, 1.50%, 11/1/50	436,918
185,209	Pool #RA3929, 2.00%, 10/1/50	152,503
397,257	Pool #RA4018, 2.00%, 1/1/51	324,298
652,625	Pool #RA4056, 1.50%, 11/1/50	505,786
6,460,976	Pool #RA4195, 2.00%, 12/1/50	5,278,876
4,248,766	Pool #RA4254, 2.00%, 12/1/50	3,469,927
681,514	Pool #RA4274, 1.50%, 12/1/50	528,175
801,503	Pool #RA4357, 2.00%, 1/1/51	654,580
1,058,695	Pool #RA4377, 2.00%, 2/1/51	873,240
2,629,903	Pool #RA4503, 2.00%, 2/1/51	2,146,899
712,702	Pool #RA4548, 2.00%, 2/1/51	581,808
1,744,833	Pool #RA4578, 2.00%, 2/1/51	1,425,173
278,275	Pool #RA4590, 2.00%, 2/1/51	227,294
243,871	Pool #RA4597, 2.00%, 2/1/51	199,082
209,956	Pool #RA4618, 2.00%, 2/1/51	171,396
742,943	Pool #RA4621, 2.00%, 2/1/51	606,833
1,177,803	Pool #RA4738, 2.00%, 3/1/51	962,025
3,321,658	Pool #RA4745, 2.00%, 3/1/51	2,713,117
1,224,245	Pool #RA4775, 2.00%, 3/1/51	999,958
857,959	Pool #RA4835, 2.50%, 3/1/51	732,383
1,845,651	Pool #RA4872, 2.50%, 4/1/51	1,575,511
2,667,898	Pool #RA5021, 1.50%, 4/1/51	2,065,867
339,466	Pool #RA5043, 2.50%, 4/1/51	289,675
581,954	Pool #RA5045, 2.50%, 5/1/51	499,852
2,767,565	Pool #RA5068, 2.00%, 4/1/51	2,258,603
825,730	Pool #RA5195, 2.50%, 5/1/51	698,749
650,717	Pool #RA5197, 2.50%, 5/1/51	555,273
778,052	Pool #RA5217, 2.50%, 5/1/51	671,458
1,041,860	Pool #RA5237, 2.50%, 5/1/51	889,044
1,204,008	Pool #RA5387, 2.50%, 6/1/51	1,036,032
982,491	Pool #RA5509, 2.50%, 7/1/51	843,271
441,244	Pool #RA5525, 2.50%, 7/1/51	376,251

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$624,957	Pool #RA5541, 2.50%, 7/1/51	$532,903
1,742,690	Pool #RA5621, 2.50%, 8/1/51	1,485,459
183,605	Pool #RA5686, 2.50%, 7/1/51	156,504
1,593,417	Pool #RA5701, 2.00%, 8/1/51	1,298,157
2,931,982	Pool #RA5726, 2.50%, 8/1/51	2,498,295
1,435,436	Pool #RA5796, 2.50%, 8/1/51	1,223,112
1,563,897	Pool #RA5873, 2.50%, 9/1/51	1,332,571
604,245	Pool #RA5874, 2.50%, 9/1/51	514,680
134,315	Pool #RA5951, 2.50%, 9/1/51	115,158
3,022,062	Pool #RA6030, 2.50%, 10/1/51	2,574,113
62,157	Pool #RA6108, 3.50%, 3/1/52	57,613
1,131,092	Pool #RA6117, 2.50%, 10/1/51	963,084
1,044,823	Pool #RA6276, 2.50%, 11/1/51	895,475
363,212	Pool #RA6305, 2.50%, 11/1/51	311,294
1,037,631	Pool #RA6317, 2.50%, 11/1/51	883,505
77,868	Pool #RA6389, 2.50%, 11/1/51	66,953
1,656,973	Pool #RA6516, 2.50%, 12/1/51	1,409,824
1,266,692	Pool #RA6687, 3.00%, 1/1/52	1,127,122
2,426,487	Pool #RA6743, 2.50%, 1/1/52	2,064,560
1,775,767	Pool #RA6760, 3.00%, 2/1/52	1,580,105
746,348	Pool #RA6782, 3.00%, 2/1/52	668,776
1,898,190	Pool #RA6801, 3.00%, 2/1/52	1,695,236
3,406,802	Pool #RA6858, 3.00%, 3/1/52	3,026,552
1,013,755	Pool #RA6930, 3.50%, 3/1/52	939,646
781,817	Pool #RA6978, 3.50%, 3/1/52	729,592
1,371,673	Pool #RA6983, 2.50%, 3/1/52	1,166,814
162,799	Pool #RA7146, 3.50%, 4/1/52	150,868
1,857,530	Pool #RA7162, 3.50%, 4/1/52	1,721,450
156,125	Pool #RA7284, 3.50%, 4/1/52	145,468
86,187	Pool #RA7344, 4.00%, 4/1/52	82,501
5,088,466	Pool #RA7454, 4.00%, 6/1/52	4,852,810
3,787,104	Pool #RA7469, 4.00%, 5/1/52	3,612,304
7,632,852	Pool #RA7503, 4.50%, 7/1/52	7,491,355
2,481,942	Pool #RA7714, 4.50%, 7/1/52	2,435,933
1,702,582	Pool #RA7872, 4.50%, 9/1/52	1,670,492
4,670,098	Pool #RA7897, 4.50%, 9/1/52	4,582,077
2,997,579	Pool #RA8627, 5.50%, 3/1/53	3,064,518
1,439,065	Pool #RA8684, 5.00%, 3/1/53	1,449,275
230,410	Pool #RA9790, 6.00%, 9/1/53	237,998
823,384	Pool #RA9975, 6.00%, 10/1/53	851,479
3,444,843	Pool #RJ2722, 5.00%, 10/1/54	3,454,234
8,189,842	Pool #RJ3358, 5.50%, 1/1/55	8,360,900
3,365,196	Pool #RJ3611, 5.50%, 2/1/55	3,427,226
1,668,571	Pool #RJ3612, 6.00%, 2/1/55	1,726,331
3,821,226	Pool #RJ5020, 6.00%, 10/1/55	3,955,053
2,668,357	Pool #RJ5044, 5.50%, 10/1/55	2,729,356
2,809,754	Pool #RJ5045, 6.00%, 10/1/55	2,912,329

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$2,633,070	Pool #RJ5445, 5.50%, 11/1/55	$2,687,863
2,244,029	Pool #RJ5621, 5.00%, 12/1/55	2,251,251
946,118	Pool #WA3211, 1.91%, 9/1/35	764,757
1,035,022	Pool #WA3305, 1.75%, 6/1/37	793,067
250,000	Pool #WN2304, 4.45%, 12/1/32	249,895
1,000,000	Pool #WN3049, 2.39%, 9/1/31	911,311
31,670	Pool #ZA4891, 3.50%, 3/1/47	29,930
195,435	Pool #ZA4892, 4.00%, 5/1/47	188,769
577,044	Pool #ZA4912, 3.50%, 5/1/47	541,683
573,812	Pool #ZA4913, 4.00%, 5/1/47	554,227
846,763	Pool #ZA5070, 3.50%, 11/1/47	796,272
337,744	Pool #ZA5174, 3.50%, 12/1/47	318,026
882,729	Pool #ZA5238, 3.50%, 2/1/48	828,636
185,244	Pool #ZA5245, 3.50%, 1/1/48	174,199
581,114	Pool #ZA5253, 3.50%, 1/1/48	546,464
328,837	Pool #ZA5254, 4.00%, 1/1/48	318,050
448,098	Pool #ZA5308, 4.00%, 1/1/48	432,804
607,640	Pool #ZA5575, 4.00%, 7/1/48	585,207
329,075	Pool #ZA5645, 4.00%, 8/1/48	317,340
55,561	Pool #ZA6576, 3.50%, 4/1/49	52,180
50,825	Pool #ZI0238, 5.00%, 6/1/33	51,832
105,574	Pool #ZI0412, 5.00%, 8/1/33	107,670
49,159	Pool #ZI0543, 4.50%, 8/1/33	49,537
47,459	Pool #ZI1023, 5.50%, 11/1/33	49,006
66,169	Pool #ZI1353, 5.50%, 1/1/34	68,283
100,446	Pool #ZI1493, 5.50%, 1/1/34	103,637
80,673	Pool #ZI1524, 5.50%, 2/1/34	83,302
51,299	Pool #ZI1689, 5.50%, 4/1/34	53,321
30,652	Pool #ZI1802, 5.50%, 4/1/34	31,862
103,641	Pool #ZI1991, 5.00%, 5/1/34	105,844
58,031	Pool #ZI2332, 5.00%, 6/1/34	59,267
111,812	Pool #ZI2939, 5.50%, 12/1/34	116,231
54,291	Pool #ZI3102, 5.00%, 1/1/35	55,446
65,122	Pool #ZI3254, 5.50%, 4/1/35	67,775
138,800	Pool #ZI3507, 5.00%, 9/1/35	141,906
62,192	Pool #ZI3713, 5.00%, 5/1/35	63,570
64,223	Pool #ZI4118, 5.50%, 1/1/36	66,848
115,273	Pool #ZI4120, 5.50%, 1/1/36	119,974
150,671	Pool #ZI4200, 5.50%, 2/1/36	156,842
64,871	Pool #ZI4201, 6.00%, 2/1/36	68,461
51,085	Pool #ZI4429, 5.00%, 6/1/35	52,222
46,002	Pool #ZI4521, 5.50%, 7/1/35	47,878
119,084	Pool #ZI4572, 5.50%, 8/1/35	123,962
32,482	Pool #ZI4704, 5.00%, 11/1/35	33,201
30,009	Pool #ZI4705, 5.00%, 11/1/35	30,674
40,568	Pool #ZI4706, 5.50%, 11/1/35	42,220
153,170	Pool #ZI4979, 6.00%, 6/1/36	162,278
144,072	Pool #ZI5912, 5.50%, 4/1/37	150,037

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$74,541	Pool #ZI6311, 5.50%, 6/1/37	$77,627
50,579	Pool #ZI6814, 6.00%, 10/1/37	53,773
44,866	Pool #ZI6976, 5.50%, 7/1/37	46,741
179,672	Pool #ZI9925, 5.00%, 4/1/40	183,848
59,847	Pool #ZJ0038, 4.50%, 5/1/40	60,233
176,660	Pool #ZJ0482, 4.50%, 9/1/40	177,800
187,821	Pool #ZJ0844, 4.00%, 12/1/40	184,177
78,612	Pool #ZJ1264, 4.00%, 1/1/41	77,091
102,931	Pool #ZJ1444, 4.00%, 3/1/41	100,840
87,578	Pool #ZJ1445, 4.50%, 3/1/41	88,168
20,331	Pool #ZJ5458, 6.50%, 11/1/31	21,375
10,936	Pool #ZJ5928, 6.50%, 3/1/32	11,537
55,880	Pool #ZJ6638, 6.00%, 11/1/32	58,138
46,915	Pool #ZJ6955, 5.50%, 3/1/33	48,535
34,032	Pool #ZJ6956, 5.50%, 3/1/33	35,207
16,773	Pool #ZK4661, 2.50%, 11/1/27	16,524
240,351	Pool #ZL2630, 3.50%, 12/1/41	230,417
289,886	Pool #ZL2708, 3.50%, 1/1/42	276,901
766,936	Pool #ZL5676, 3.00%, 4/1/43	705,176
345,286	Pool #ZL6090, 3.00%, 6/1/43	317,481
166,715	Pool #ZL6097, 3.00%, 6/1/43	153,272
342,976	Pool #ZL9372, 3.00%, 4/1/45	313,826
136,323	Pool #ZL9669, 3.50%, 6/1/45	129,294
177,696	Pool #ZM1422, 3.50%, 7/1/46	167,552
200,810	Pool #ZM1423, 3.50%, 7/1/46	189,347
145,709	Pool #ZM1736, 3.00%, 9/1/46	133,019
451,312	Pool #ZM1738, 3.00%, 9/1/46	411,682
495,328	Pool #ZM8750, 4.00%, 9/1/48	477,042
268,700	Pool #ZN1022, 4.00%, 11/1/48	258,780
52,007	Pool #ZN5321, 5.50%, 5/1/34	54,061
38,148	Pool #ZN5332, 5.00%, 11/1/34	38,956
278,338	Series 2018-SB52, Class A10F, 3.45%, 6/25/28(a)	275,865
509,526	Series 2018-SB53, Class A10F, 3.61%, 6/25/28(a)	506,117
205,654	Series 2018-SB56, Class A10F, 3.69%, 10/25/28(a)	204,496
366,390	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	352,010
475,263	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 4.82%, 6/25/39(b)	473,728
1,294,473	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,121,473
940,203	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	838,641
708,186	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	670,021
		188,677,456
Ginnie Mae — 3.2%
167,960	Pool #442423, 4.00%, 9/20/41	163,554
65,764	Pool #616936, 5.50%, 1/15/36	68,267
626,509	Pool #618363, 4.00%, 9/20/41	610,054
310,955	Pool #664269, 5.85%, 6/15/38	310,955
122,437	Pool #697672, 5.50%, 12/15/38	126,522

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$54,167	Pool #697814, 5.00%, 2/15/39	$54,854
271,501	Pool #697885, 4.50%, 3/15/39	271,772
83,695	Pool #698112, 4.50%, 5/15/39	83,768
387,530	Pool #698113, 4.50%, 5/15/39	388,228
502,934	Pool #713519, 6.00%, 7/15/39	536,634
142,546	Pool #716822, 4.50%, 4/15/39	142,829
51,120	Pool #716823, 4.50%, 4/15/39	51,178
140,402	Pool #720080, 4.50%, 6/15/39	140,495
215,761	Pool #724629, 5.00%, 7/20/40	220,938
268,478	Pool #726550, 5.00%, 9/15/39	273,698
130,188	Pool #729346, 4.50%, 7/15/41	130,482
191,325	Pool #738844, 3.50%, 10/15/41	180,150
127,561	Pool #738845, 3.50%, 10/15/41	120,108
181,064	Pool #738862, 4.00%, 10/15/41	176,310
153,692	Pool #747241, 5.00%, 9/20/40	157,379
475,225	Pool #748654, 3.50%, 9/15/40	447,206
68,486	Pool #748846, 4.50%, 9/20/40	68,648
224,110	Pool #757016, 3.50%, 11/15/40	210,941
132,653	Pool #757017, 4.00%, 12/15/40	129,192
176,692	Pool #759297, 4.00%, 1/20/41	170,756
119,142	Pool #759298, 4.00%, 2/20/41	115,139
127,533	Pool #762877, 4.00%, 4/15/41	124,182
71,687	Pool #763564, 4.50%, 5/15/41	71,849
155,600	Pool #770481, 4.00%, 8/15/41	151,515
35,893	Pool #770482, 4.50%, 8/15/41	35,974
106,737	Pool #770517, 4.00%, 8/15/41	103,935
102,512	Pool #770529, 4.00%, 8/15/41	99,818
38,293	Pool #770537, 4.00%, 8/15/41	37,286
114,172	Pool #770738, 4.50%, 6/20/41	114,452
138,245	Pool #779592, 4.00%, 11/20/41	134,631
87,345	Pool #779593, 4.00%, 11/20/41	85,053
200,644	Pool #AA6312, 3.00%, 4/15/43	184,355
285,374	Pool #AA6424, 3.00%, 5/15/43	263,382
315,723	Pool #AB2733, 3.50%, 8/15/42	297,326
261,554	Pool #AB2745, 3.00%, 8/15/42	241,697
501,237	Pool #AB2841, 3.00%, 9/15/42	463,183
39,016	Pool #AB2843, 3.00%, 9/15/42	36,056
348,633	Pool #AE6946, 3.00%, 6/15/43	320,329
61,067	Pool #AG8915, 4.00%, 2/20/44	57,290
157,385	Pool #AK6446, 3.00%, 1/15/45	143,222
118,344	Pool #AK7036, 3.00%, 4/15/45	107,885
265,023	Pool #AO3594, 3.50%, 8/20/45	247,595
136,404	Pool #AP3887, 3.50%, 9/20/45	127,409
294,867	Pool #AR4919, 3.50%, 3/20/46	271,263
433,795	Pool #AR4970, 3.50%, 4/20/46	404,630
381,220	Pool #AS2921, 3.50%, 4/20/46	355,596
326,068	Pool #AS4332, 3.00%, 6/20/46	297,181
378,532	Pool #AS5511, 3.50%, 3/20/46	353,082

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$646,100	Pool #AX7237, 3.50%, 11/20/46	$602,662
520,462	Pool #BO2104, 3.00%, 8/20/49	464,761
1,225,480	Pool #BR3787, 3.00%, 12/20/49	1,094,325
291,391	Series 2012-100, Class B, 2.31%, 11/16/51(a)	274,936
209,698	Series 2012-107, Class A, 1.15%, 1/16/45	194,419
786,824	Series 2012-115, Class A, 2.13%, 4/16/45	686,987
703,674	Series 2012-120, Class A, 1.90%, 2/16/53	612,727
304,833	Series 2012-131, Class A, 1.90%, 2/16/53	266,281
91,009	Series 2012-144, Class AD, 1.77%, 1/16/53	82,268
58,742	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	52,602
30,822	Series 2013-29, Class AB, 1.77%, 10/16/45	30,222
213,443	Series 2013-97, Class AC, 2.00%, 6/16/45	198,000
28,780	Series 2015-107, Class AB, 2.50%, 11/16/49	26,087
216,499	Series 2015-114, Class AD, 2.50%, 11/15/51	209,759
147,712	Series 2015-128, Class AD, 2.50%, 12/16/50	140,332
113,012	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	110,605
749,026	Series 2015-135, Class AC, 2.35%, 4/16/49	662,675
282,010	Series 2015-136, Class AC, 2.50%, 3/16/47	262,657
94,676	Series 2015-15, Class A, 2.00%, 11/16/48	87,335
325,692	Series 2015-154, Class AD, 2.50%, 5/16/54	285,080
282,007	Series 2015-171, Class DA, 2.37%, 3/16/46	253,270
251,156	Series 2015-22, Class A, 2.40%, 8/16/47	238,160
372,281	Series 2015-70, Class AB, 2.30%, 11/16/48	336,088
45,968	Series 2016-11, Class AD, 2.25%, 11/16/43	45,181
83,205	Series 2016-14, Class AB, 2.15%, 8/16/42	81,047
721,438	Series 2016-152, Class EA, 2.20%, 8/15/58	583,116
740,152	Series 2016-157, Class AC, 2.00%, 11/16/50	629,783
188,404	Series 2016-39, Class AH, 2.50%, 9/16/44	179,685
42,559	Series 2016-50, Class A, 2.30%, 7/16/52	41,809
299,330	Series 2016-64, Class CA, 2.30%, 3/16/45	287,059
144,102	Series 2016-94, Class AC, 2.20%, 8/16/57	119,916
84,973	Series 2016-96, Class BA, 1.95%, 3/16/43	82,464
463,718	Series 2017-127, Class AB, 2.50%, 2/16/59	381,813
686,369	Series 2017-135, Class AE, 2.60%, 10/16/58	572,701
276,015	Series 2017-140, Class A, 2.50%, 2/16/59	226,217
57,268	Series 2017-157, Class AH, 2.55%, 2/16/53	53,508
305,407	Series 2017-46, Class A, 2.50%, 11/16/57	250,268
207,314	Series 2017-71, Class AS, 2.70%, 4/16/57	193,040
110,249	Series 2017-9, Class AE, 2.40%, 9/16/50	102,452
386,901	Series 2018-2, Class AD, 2.40%, 3/16/59	342,436
170,888	Series 2018-26, Class AD, 2.50%, 3/16/52	162,059
		21,987,025
Small Business Administration — 3.0%
541,019	Pool #130612, 10.63%, 5/25/34	620,786
364,910	Pool #130614, 10.61%, 3/25/35	414,563
19,870	Pool #510751, (Prime Index + 0.325%), 7.58%, 6/25/30(b)	20,438
141,883	Pool #530089, (Prime Index - 0.125%), 7.13%, 1/25/47(b)	150,516

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$43,631	Pool #530222, (Prime Index + 0.635%), 7.89%, 7/25/32(b)	$45,774
45,934	Pool #530390, (Prime Index - 1.000%), 6.25%, 11/25/33(b)	47,133
160,268	Pool #530413, (Prime Index + 0.825%), 8.08%, 1/25/34(b)	170,133
273,353	Pool #530536, (Prime Index - 2.600%), 4.65%, 3/25/34(b)	272,110
447,876	Pool #530566, (Prime Index + 1.625%), 8.88%, 5/25/34(b)	484,664
70,259	Pool #530594, (Prime Index + 3.625%), 10.88%, 2/25/34(b)	78,810
144,522	Pool #530597, (Prime Index + 3.375%), 10.63%, 6/25/34(b)	163,287
821,304	Pool #530624, (Prime Index + 3.375%), 10.63%, 5/25/34(b)	927,408
1,406,831	Pool #530625, (Prime Index + 3.625%), 10.88%, 8/25/34(b)	1,603,079
635,551	Pool #530626, (Prime Index + 1.625%), 8.88%, 8/25/34(b)	695,277
793,927	Pool #530627, (Prime Index + 2.125%), 9.38%, 8/25/34(b)	877,539
234,023	Pool #530674, (Prime Index + 0.375%), 7.63%, 10/25/34(b)	249,527
114,194	Pool #530676, (Prime Index + 1.605%), 8.86%, 10/25/34(b)	125,051
114,273	Pool #530704, (Prime Index + 0.855%), 8.11%, 12/25/34(b)	123,160
320,924	Pool #530708, (Prime Index + 1.605%), 8.86%, 12/25/34(b)	351,945
1,095,817	Pool #530709, (Prime Index + 3.355%), 10.61%, 12/25/34(b)	1,246,270
1,344,454	Pool #530710, (Prime Index + 1.855%), 9.11%, 12/25/34(b)	1,482,400
506,637	Pool #530731, (Prime Index + 0.250%), 7.50%, 1/25/35(b)	539,538
953,356	Pool #530756, (Prime Index + 3.355%), 10.61%, 3/25/35(b)	1,097,311
573,180	Pool #530757, (Prime Index + 1.855%), 9.11%, 2/25/35(b)	632,778
957,424	Pool #530758, (Prime Index + 2.355%), 9.61%, 6/25/35(b)	1,085,145
446,064	Pool #530759, (Prime Index + 1.605%), 8.86%, 2/25/35(b)	489,741
169,455	Pool #530789, (Prime Index + 3.355%), 10.61%, 4/25/35(b)	196,088
213,856	Pool #530829, (Prime Index + 1.605%), 8.86%, 6/25/35(b)	238,136
939,862	Pool #530830, (Prime Index + 3.355%), 10.61%, 6/25/35(b)	1,091,630
434,433	Pool #530833, (Prime Index + 2.805%), 10.06%, 6/25/35(b)	497,921
122,147	Pool #530854, (Prime Index + 1.855%), 9.11%, 4/25/35(b)	136,382
421,033	Pool #530857, (Prime Index + 3.305%), 10.56%, 11/25/35(b)	489,849
476,778	Pool #530858, (Prime Index + 2.805%), 10.06%, 7/25/35(b)	546,833
77,499	Pool #530866, (Prime Index + 1.855%), 9.11%, 7/25/35(b)	86,913
671,635	Pool #530867, (Prime Index + 2.805%), 10.06%, 7/25/35(b)	770,594
122,866	Pool #530869, (Prime Index + 1.605%), 8.86%, 5/25/35(b)	136,180
741,005	Pool #530940, (Prime Index + 2.805%), 10.06%, 10/25/35(b)	851,754
148,034	Pool #530944, (Prime Index + 3.805%), 11.06%, 2/25/36(b)	176,652
41,237	Pool #530945, (Prime Index + 1.305%), 8.56%, 9/25/35(b)	45,666
33,029	Pool #530946, (Prime Index + 1.055%), 8.31%, 9/25/35(b)	36,328
41,911	Pool #530990, (Prime Index + 1.305%), 8.56%, 10/25/35(b)	46,580
315,059	Pool #530991, (Prime Index + 1.055%), 8.31%, 12/25/35(b)	348,635
249,837	Pool #530992, (Prime Index + 1.605%), 8.86%, 12/25/35(b)	279,722
167,927	Pool #530993, (Prime Index + 2.805%), 10.06%, 12/25/35(b)	194,840
76,264	Pool #540104, (Prime Index + 2.600%), 9.85%, 3/25/33(b)	83,458
379,028	Pool #540109, (Prime Index + 1.202%), 8.45%, 5/25/33(b)	406,002
77,162	Pool #540110, (Prime Index + 2.507%), 9.76%, 7/25/33(b)	84,591
		20,739,137

Total U.S. Government Agency Backed Mortgages		721,312,363
(Cost $765,126,776)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
U.S. Government Agency Obligations — 2.2%
Small Business Administration — 2.2%
$135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	$436
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	1,203
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	7,657
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	5,228
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	4,174
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	8,734
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	6,409
227,540	(Prime Index - 2.600%), 4.65%, 9/25/41(b)	226,121
101,594	(Prime Index - 2.600%), 4.65%, 9/25/41(b)	101,093
145,145	(Prime Index - 2.600%), 4.65%, 7/25/42(b)	144,491
288,869	(Prime Index - 2.550%), 4.70%, 7/25/42(b)	288,007
133,095	(Prime Index - 2.525%), 4.73%, 11/25/41(b)	132,583
54,553	(Prime Index - 2.500%), 4.75%, 2/25/28(b)	54,504
277,807	(Prime Index - 1.400%), 5.85%, 7/25/41(b)	284,446
75,208	6.08%, 12/19/29(b),(c)	75,664
89,082	6.58%, 4/8/29(b),(c)	89,523
619,259	(Prime Index - 0.675%), 6.58%, 9/25/43(b)	643,295
1,385,479	(Prime Index - 0.675%), 6.58%, 11/25/45(b)	1,438,300
631,352	(Prime Index - 0.675%), 6.58%, 1/25/46(b)	655,156
25,824	(Prime Index - 0.458%), 6.79%, 11/25/27(b)	25,882
538,804	(Prime Index - 0.315%), 6.94%, 12/25/45(b)	570,340
95,196	(Prime Index - 0.279%), 6.97%, 2/25/40(b)	99,364
80,768	7.08%, 7/25/30	80,891
52,545	(Prime Index - 0.043%), 7.21%, 7/25/29(b)	53,339
72,538	(Prime Index + 0.001%), 7.25%, 6/25/29(b)	73,316
31,601	(Prime Index + 0.080%), 7.33%, 12/25/40(b)	33,217
260,332	(Prime Index + 0.120%), 7.37%, 1/25/46(b)	276,932
109,624	(Prime Index + 0.136%), 7.39%, 11/25/28(b)	110,808
106,787	(Prime Index + 0.159%), 7.41%, 8/25/29(b)	108,383
35,414	(Prime Index + 0.325%), 7.58%, 10/25/30(b)	36,661
1,139,476	(Prime Index + 0.325%), 7.58%, 11/25/30(b)	1,178,492
507,702	(Prime Index + 0.325%), 7.58%, 6/25/31(b)	527,312
626,761	(Prime Index + 0.325%), 7.58%, 7/25/31(b)	648,963
311,651	(Prime Index + 0.325%), 7.58%, 2/25/45(b)	332,059
674,975	(Prime Index + 0.325%), 7.58%, 8/25/46(b)	723,077
601,049	(Prime Index + 0.375%), 7.63%, 5/25/31(b)	623,795
168,184	(Prime Index + 0.375%), 7.63%, 10/25/31(b)	175,117
479,710	(Prime Index + 0.375%), 7.63%, 8/25/46(b)	511,913
351,223	(Prime Index + 0.575%), 7.83%, 4/25/31(b)	365,234
769,004	(Prime Index + 0.585%), 7.84%, 12/25/45(b)	821,602
12,581	(Prime Index + 0.700%), 7.95%, 2/25/28(b)	12,795
70,634	(Prime Index + 0.712%), 7.96%, 3/25/30(b)	72,459
259,749	(Prime Index + 0.720%), 7.97%, 11/25/30(b)	269,630
50,856	(Prime Index + 0.785%), 8.04%, 2/25/28(b)	51,802
32,015	(Prime Index + 0.813%), 8.06%, 9/25/28(b)	32,498

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$33,120	(Prime Index + 0.822%), 8.07%, 3/25/29(b)	$33,772
98,645	(Prime Index + 0.833%), 8.08%, 2/25/29(b)	100,351
127,722	(Prime Index + 0.834%), 8.08%, 5/25/29(b)	130,890
70,680	(Prime Index + 0.829%), 8.08%, 8/25/30(b)	73,408
40,819	(Prime Index + 0.829%), 8.08%, 3/25/31(b)	42,513
592,318	(Prime Index + 0.825%), 8.08%, 9/25/31(b)	620,214
555	(Prime Index + 0.856%), 8.11%, 6/25/28(b)	562
136,747	(Prime Index + 0.859%), 8.11%, 6/25/29(b)	139,930
39,974	(Prime Index + 0.871%), 8.12%, 2/25/30(b)	41,142
17,113	(Prime Index + 0.915%), 8.17%, 1/25/29(b)	17,462
20,536	(Prime Index + 0.930%), 8.18%, 7/25/29(b)	21,177
43,842	(Prime Index + 0.948%), 8.20%, 5/25/29(b)	45,167
312,258	(Prime Index + 0.962%), 8.21%, 12/25/30(b)	326,397
14,833	(Prime Index + 0.990%), 8.24%, 11/25/28(b)	15,215
78,565	(Prime Index + 0.987%), 8.24%, 1/25/31(b)	82,273
58,169	(Prime Index + 1.018%), 8.27%, 7/25/29(b)	59,673
87,143	(Prime Index + 1.016%), 8.27%, 7/25/30(b)	90,136
86,026	(Prime Index + 1.017%), 8.27%, 2/25/31(b)	89,896
51,681	(Prime Index + 1.046%), 8.30%, 9/25/29(b)	53,604
94,990	(Prime Index + 1.066%), 8.32%, 12/25/29(b)	98,936
43,226	(Prime Index + 1.072%), 8.32%, 6/25/30(b)	44,883
1,803	(Prime Index + 1.107%), 8.36%, 11/25/26(b)	1,803
65,551	(Prime Index + 1.135%), 8.39%, 9/25/28(b)	66,243
57,819	(Prime Index + 1.231%), 8.48%, 5/25/29(b)	59,130
43,592	(Prime Index + 1.235%), 8.49%, 6/25/29(b)	45,325
25,750	(Prime Index + 1.341%), 8.59%, 10/25/31(b)	27,222
165,111	(Prime Index + 1.367%), 8.62%, 6/25/31(b)	173,735
89,987	(Prime Index + 1.575%), 8.83%, 7/25/30(b)	94,101
6,785	(Prime Index + 1.616%), 8.87%, 7/25/28(b)	6,875
12,845	9.08%, 9/25/29	13,147
27,793	(Prime Index + 2.325%), 9.58%, 10/25/30(b)	29,396
112,706	(Prime Index + 2.325%), 9.58%, 1/25/31(b)	119,802
53,458	9.88%, 6/7/29(c)	54,985
		14,802,270

Total U.S. Government Agency Obligations		14,802,270
(Cost $15,352,019)
Municipal Bonds — 1.8%
California — 0.9%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,852,345
765,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 1/31/26 @ 100	765,591
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	194,671

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	$1,662,828
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,640,537
		6,115,972
Colorado — 0.00%
84,999	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	77,197

District of Columbia — 0.1%
510,561	District of Columbia Housing Finance Agency Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	476,282

Illinois — 0.00%
75,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 1/31/26 @ 100	75,085

Maine — 0.00%
250,000	Maine State Housing Authority Series B, 2.33%, 11/15/30	230,650

Minnesota — 0.1%
442,322	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	433,164

New York — 0.6%
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	297,349
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 1/31/26 @ 100	298,895
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	195,815
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	499,389
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	155,178
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	240,035
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	997,419
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	495,366
155,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/31/26 @ 100	155,127
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/31/26 @ 100	1,000,449
		4,335,022

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Vermont — 0.00%
$100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	$97,631

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	793,099

Total Municipal Bonds		12,634,102
(Cost $12,939,310)
Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
55,000	Montefiore Medical Center, 2.15%, 10/20/26	54,734

Total Corporate Bond		54,734
(Cost $55,000)

Shares
Investment Company — 1.5%
10,652,981	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	10,652,981

Total Investment Company		10,652,981
(Cost $10,652,981)

Total Investments		$759,456,450
(Cost $804,126,086) — 110.0%
Liabilities in excess of other assets — (10.0)%		(69,313,995)
NET ASSETS — 100.0%		$690,142,455

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2025 (Unaudited)
Financial futures contracts as of December 31, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	49	March 2026	$(3,164)	USD	$5,635,766	Citigroup Global Markets, Inc.
Total			$(3,164)

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar